BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Schedule of bank borrowings

	At December 31,
	2020	2021
Short-term borrowings	$31,980,868	$—
Long-term borrowings, current portion	—	—
Subtotal borrowings	31,980,868	—
Bond payable	9,034,691	—
Long-term borrowings	—	61,510
Total borrowings from bank and other third parties	$41,015,559	$61,510

Schedule of net values of leased assets

	As of December 31,
	2020	2021

Modules, inverters, and other	$33,050,116	$33,840,480

Schedule of future minimum payments required under the finance lease

USD
Years ended December 31,
2022	$5,086,027
2023	5,825,001
2024	2,121,515
2025	1,153,067
2026	897,184
2027 and later	879,979
Total minimum lease payments	15,962,773
Less: Amount representing interest	(1,775,014)
Present value of net minimum lease payments	14,187,759
Current portion	4,654,284
Non-current portion	$9,533,475

Schedule of components of failed sale-lease back and finance lease liabilities

	At December 31,
	2020	2021
Current portion of finance lease	$3,661,015	$4,654,284
Current portion of failed sale and lease back	4,436,040	6,712,423
Total current portion of failed sale-lease back and finance lease	8,097,055	11,366,707

Non-current portion for finance lease	16,191,079	9,533,475
Non-current portion for failed sale and lease back	27,771,450	20,383,449
Total non-current portion of failed sale-lease back and finance lease	$43,962,529	$29,916,924